Consolidated Statements of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,015,064	$ 5,798,808
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,464,414	2,189,088
Provision for loan losses	782,687	787,545
Stock option compensation expense	97,966	132,635
Restricted stock compensation expense	56,330	0
Net gains from sale of securities	(143,508)	(199,587)
Net gains from sale of loans and other assets	(1,275,925)	(948,080)
Net losses (gains) from sale of foreclosed assets	47,795	(191,050)
Changes in other assets and liabilities:
Accrued interest receivable	(331,347)	110,952
Accrued interest payable	31,488	(8,373)
Other assets and liabilities	(102,663)	3,918,803
Net cash provided by operating activities	6,642,301	11,590,741
CASH FLOWS FROM INVESTING ACTIVITIES, net of acquisitions
Purchase of securities available for sale	(53,998,043)	(22,111,781)
Proceeds from security sales, maturities, and paydowns	82,636,066	57,495,436
Purchase (redemption) of restricted investments	246,350
Purchase (redemption) of restricted investments		(1,176,900)
Purchase of bank owned life insurance	(10,000,000)	0
Loan originations and principal collections, net	(72,126,299)	(82,804,921)
Purchase of bank premises and equipment	(2,798,898)	(6,994,729)
Proceeds from sale of foreclosed assets	82,864	1,279,554
Net cash and cash equivalents paid in business combinations	(178,312)	0
Net cash used in investing activities	(56,136,272)	(54,313,341)
CASH FLOWS FROM FINANCING ACTIVITIES, net of acquisitions
Net increase in deposits	50,474,866	48,582,620
Net decrease in securities sold under agreements to repurchase	(2,567,254)	(1,446,231)
Issuance of common stock	37,852,113	803,957
Payment of dividends on preferred stock	(195,000)	(752,000)
Redemption of preferred stock	(12,000,000)	0
Repayment of Federal Home Loan Bank advances and other borrowings	(119,196,383)	(67,282,071)
Proceeds from Federal Home Loan Bank advances and other borrowings	139,404,205	51,600,000
Net cash provided by financing activities	93,772,547	31,506,275
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	44,278,576	(11,216,325)
CASH AND CASH EQUIVALENTS, beginning of year	68,748,308	79,964,633
CASH AND CASH EQUIVALENTS, end of year	113,026,884	68,748,308
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for interest	5,399,749	4,308,055
Cash paid during the period for taxes	3,531,984	3,754,784
Cash received during the period from tax refunds	0	1,592,224
NONCASH INVESTING AND FINANCING ACTIVITIES
Change in unrealized losses on securities available for sale	(2,276)	1,053,238
Acquisition of real estate through foreclosure	588,775	1,431,857
Financed sales of foreclosed assets	$ 0	$ 3,315,064